Significant Concentrations and Risks	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Concentrations and Risks [Abstract]
SIGNIFICANT CONCENTRATIONS AND RISKS

21         SIGNIFICANT CONCENTRATIONS AND RISKS

As of June 30, 2012 and December 31, 2011, the Group held cash and pledged bank deposits in financial institutions of approximately $249,695,663 and $163,591,879, respectively. They were primarily held in major financial institutions located in mainland China and the Hong Kong Special Administrative Region. Management believes that these financial institutions have high credit ratings.

Sales to major customers, which individually exceeded 4% of the Group’s total net revenues, are as follows:

Three months ended June 30, 2012			Three months ended June 30, 2011
	¼ Unaudited ¼‰			¼ Unaudited ¼‰
Largest	Amount of	% Total	Largest	Amount of	% Total
Customers	Sales	Sales	Customers	Sales	Sales

Customer A	$40,695,112	21%	Customer A	$35,607,254	24%
Customer B	12,876,871	7%	Customer D	14,540,619	10%
Customer C	12,615,883	7%	Customer I	14,278,678	10%
Customer D	11,234,274	6%	Customer J	13,517,410	9%
Customer E	9,820,712	5%	Customer L	6,314,579	4%

Total	$87,242,852	47%	Total	$84,258,540	57%

Six months ended June 30, 2012			Six months ended June 30, 2011
	¼ Unaudited ¼‰			¼ Unaudited ¼‰
Largest	Amount of	% Total	Largest	Amount of	% Total
Customers	Sales	Sales	Customers	Sales	Sales

Customer A	$52,843,930	14%	Customer A	$58,150,912	20%
Customer H	24,777,298	7%	Customer J	42,284,552	14%
Customer D	21,659,715	6%	Customer D	28,430,114	10%
Customer G	17,177,359	4%	Customer I	14,278,678	5%
Customer F	15,014,302	4%	Customer K	13,176,798	4%

Total	$131,472,604	36%	Total	$156,321,054	53%

The Group currently buys a majority of its heavy oil, an important component of its products, from three suppliers. Although there are a limited number of suppliers of the particular heavy oil, management believes that other suppliers could provide similar heavy oil on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely. Purchases (net of VAT) from the largest three suppliers for three months ended June 30, 2012 and 2011 were $155,361,871 and $153,035,430, respectively. These purchases represented 83% of all of the Company’s purchases for each of the three months ended June 30, 2012 and 2011. Purchases (net of VAT) from the largest three suppliers for the six months ended June 30, 2012 and 2011 were $275,123,617 and $231,995,919, respectively. These purchases represented 80% and 77%, respectively, of all of the Group’s purchases for the six months ended June 30, 2012 and 2011.

The Group’s operations are carried out in the PRC. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

23        SIGNIFICANT CONCENTRATIONS AND RISKS

At December 31, 2011 and 2010, the Group held cash and pledged bank deposits in financial institutions of $163,591,879 and $127,260,081, respectively. They were primarily held in major financial institutions located in mainland China and the Hong Kong Special Administrative Region. Management believes that these financial institutions have high credit ratings.

Sales to major customers, which individually exceeded 4% of the Group’s total annual net revenue, are as follows:

Year ended December 31, 2011			Year ended December 31, 2010
Largest Customers	Amount of Sales	% Total Sales	Largest Customers	Amount of Sales	% Total Sales

Customer A	114,981,292	18%	Customer A	101,680,459	18%
Customer B	56,582,811	9%	Customer B	32,193,696	6%
Customer C	42,795,468	7%	Customer F	31,745,184	6%
Customer D	28,228,269	5%	Customer G	29,625,766	5%
Customer E	27,138,266	4%	Customer H	26,545,302	5%

Total	269,726,106	43%	Total	221,790,407	40%

The Group currently buys a majority of its heavy oil, an important component of its products, from three suppliers. Although there are a limited number of suppliers of the particular heavy oil used in production, management believes that other suppliers could provide similar heavy oil on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could affect operating results adversely. Purchases (net of VAT) from the largest three suppliers for the years ended December 31, 2011 and 2010 were $377,051,329 and $309,943,580, respectively. These purchases represented 83% and 61%, respectively, of all of the Group’s purchases for the years ended December 31, 2011 and 2010.The Company’s largest supplier accounted for approximately $305 million and $191 million, or 67% and 38% of total purchases for each of the years ended December 2011 and 2010, respectively.

The Group’s operations are carried out in the PRC. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittances abroad, and rates and methods of taxation, among other things.